Summary Of Significant Accounting Policies (Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 25, 2014	May 26, 2013	May 27, 2012
Accounting Policies [Abstract]
Earnings from continuing operations	$ 48.4	$ 86.6	$ 6.0	$ 42.2	$ 78.5	$ 88.0	$ 7.8	$ 62.9	$ 183.2	$ 237.3	$ 279.2
Earnings from discontinued operations	38.1	23.1	13.8	28.0	54.7	46.4	25.8	47.9	103.0	174.6	196.3
Net earnings	$ 86.5	$ 109.7	$ 19.8	$ 70.2	$ 133.2	$ 134.4	$ 33.6	$ 110.8	$ 286.2	$ 411.9	$ 475.5
Average common shares outstanding - Basic (shares)									131.0	129.0	130.1
Effect of dilutive stock-based compensation (shares)									2.2	2.6	3.1
Average common shares outstanding - Diluted (shares)									133.2	131.6	133.2
Basic net earnings per share:
Earnings from continuing operations, Basic (in dollars per share)	$ 0.37	$ 0.66	$ 0.05	$ 0.32	$ 0.60	$ 0.68	$ 0.06	$ 0.49	$ 1.40	$ 1.84	$ 2.15
Earnings from discontinued operations, Basic (in dollars per share)	$ 0.29	$ 0.18	$ 0.10	$ 0.22	$ 0.43	$ 0.36	$ 0.20	$ 0.37	$ 0.78	$ 1.35	$ 1.50
Net earnings (in dollars per share)	$ 0.66	$ 0.84	$ 0.15	$ 0.54	$ 1.03	$ 1.04	$ 0.26	$ 0.86	$ 2.18	$ 3.19	$ 3.65
Diluted net earnings per share:
Earnings from continuing operations, Diluted (in dollars per share)	$ 0.36	$ 0.65	$ 0.05	$ 0.32	$ 0.59	$ 0.67	$ 0.06	$ 0.48	$ 1.38	$ 1.80	$ 2.10
Earnings from discontinued operations, Diluted (in dollars per share)	$ 0.29	$ 0.17	$ 0.10	$ 0.21	$ 0.42	$ 0.35	$ 0.20	$ 0.37	$ 0.77	$ 1.33	$ 1.47
Net earnings (in dollars per share)	$ 0.65	$ 0.82	$ 0.15	$ 0.53	$ 1.01	$ 1.02	$ 0.26	$ 0.85	$ 2.15	$ 3.13	$ 3.57